Segmented information (Tables)	3 Months Ended
Nov. 30, 2023
Notes and other explanatory information [abstract]
Schedule of revenue

	Three months ended November 30,
Revenue	2023	2022
Tanzania	$9,404	$9,718
Total revenue	$9,404	$9,718

Schedule of non-current assets

Non-current assets	November 30, 2023	August 31, 2023
Canada	$52	$55
Tanzania	69,830	66,952
Total non-current assets	$69,882	$67,007